(ICON)

Prudential
Europe
Growth
Fund, Inc.

SEMI
ANNUAL
REPORT
Oct. 31, 1998

(LOGO)

Prudential Europe Growth Fund, Inc.

Performance At A Glance.
After very rapid gains early in the year, European stock markets reacted to a Russian financial crisis by tumbling 31% between July
20 and October 5, which included the second-worst month in 30 years
(August). Through this volatile market, the Prudential
Europe Growth
Fund performed no worse than average in down movements and better in the upswings. Overall, despite our negative return for the six-month reporting period, we outperformed the Lipper Europe Average, in part because we owned relatively little in companies exposed to emerging market problems.

Cumulative Total Returns1                     As of 10/31/98
                    Six       One      Three        Since
                   Months     Year     Years     Inception2
Class A            -6.98%    23.33%    65.25%      89.75%
Class B            -7.13     22.66     61.43       83.37
Class C            -7.17     22.63     61.58       83.55
Class Z            -6.78     23.87      N/A        62.31
Lipper  European
Region Fund Avg.3  -9.05     15.45     61.45       ***

Average Annual Total Returns1                As of 9/30/98
          One      Three       Since
          Year     Years     Inception2
Class A   2.11%    12.80%      13.03%
Class B   1.90     13.10       13.35
Class C   5.89     13.92       13.54
Class Z   7.98      N/A        18.23

Past performance is not indicative of future results.
Principal
and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper,
Inc.
The cumulative total returns do not take into account sales charges.
The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of
5% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and
1% for six years. Class B shares will automatically convert to
Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class C shares bought before November 2, 1998, have a 1% CDSC if sold within one year.
Class Z shares are not subject to a sales charge or distribution fee.

2 Inception dates: Class A, B, and C, 7/13/94; Class Z,
4/15/96.

3 Lipper average returns are for all funds in each share class for the one- and three-year periods in the European Region Fund category.

***Lipper Since Inception returns are 95.17% for Class A, B, and C, and 50.43% for Class Z based on all funds in each share class.

How Investments Compared.
    (As of 10/31/98)
        (GRAPH)

Source: Lipper, Inc. Financial markets change, so a mutual fund's past performance should never be used to predict future results.
The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss.
In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value;
they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Steve Auth, Bill Higgins, and Jean-Yves Chereau, Fund
Managers

Portfolio
Managers' Report
The Prudential Europe Growth Fund invests primarily in equity securities of companies in Europe, selecting a diversified portfolio for long-term growth of capital. Steve Auth, head of Prudential's global equity group, designs overall strategy. Bill Higgins focuses on the Fund's core holdings, while Jean-Yves Chereau, head of Prudential's Europe-based team, focuses on a tactical portfolio that we trade more actively. The Fund is subject to all of the risks associated with foreign investing, including currency, political and social risks, and potential illiquidity. There can be no assurance that the Fund will achieve its investment objective.

Extraordinary Volatility.
In the first quarter of 1998 the MSCI Europe Index climbed more than 20%, while the third quarter was the third worst in 30 years.
The early climb was an overreaction to favorable earnings trends.
The fall was an overreaction to fears of losses in emerging markets. In fact, the European economies are continuing to grow. The companies most affected were banks exposed to Russia and utilities investing in Latin America. Among our holdings, long-term growth stories predominate.

Strategy Session.
We expect the economic environment to be relatively soft in 1999, so we've focused on companies with strong-pricing-power and the ability to increase their earnings. We will continue to avoid companies that are significantly exposed to emerging markets or to a slowing economy.

Our out-sourcing theme includes both food services, such as Compass
Group, and business services, such as Hays. As European companies work harder to cut costs, they are increasingly turning to out-sourcing specialists.

European retailers are increasing in size and passing the cost savings on to consumers. Hennes & Mauritz, our fourth largest holding and among our best-performing, is a good example. They are a Sweden-based clothing store and expanding rapidly through Europe. Carrefour is a French example. Not only do better stores gain market share, they increase the size of the market because consumers spend more when they get good value.

Wireless telecommunications are gaining popularity in Europe faster than analysts had predicted -- wireless is above 20% of the telecommunications market in some countries. Although it has deeply penetrated the Scandinavian and Italian markets, the major markets of France, Germany, and the United States lag, offering opportunities for explosive growth. Nokia (a global equipment company) and Vodafone (a regional service provider) are among our largest and the best-performing of our holdings; we also own Telecom Italia Mobile.

      Portfolio Composition.
Sectors expressed as a percentage of
   net assets as of 10/31/98.
           (PIE CHART)

What Went Well.
Many of our companies that had substantial earnings growth from European sources, and that were relatively isolated from emerging markets, had high six-month stock returns despite the poor markets. Our telecommunications firms, Nokia and Vodafone, for example, posted gains of 34% and 26% (in U.S. dollars). Food and food service companies -- including Heineken, Compass Group, and
Telepizza -- had
good returns. Hennes & Mauritz, whose growth is in European consumer markets, returned 34% over the half year.

Other substantially positive contributions to our return came from KBC Bankverzekerin, one of the largest financial services firms in Belgium; SGE, a French construction firm; Roche Holding, a Swiss drug company; and British Sky Broadcasting, which dominates
U.K
pay-per-view television.What Could Have Gone Better.The
Asian economic
slowdown, the dollar weakening against European currencies, and other factors may slow European growth, but are unlikely to reverse it.
Nonetheless, European stock prices fell as though recession were imminent.

In an uncertain environment, the stocks of smaller companies tend to be disproportionately punished, and we held several stocks in this sector that were particularly hard hit. On average, they reduced our return substantially. Although we expect some of the highest growth rates in our portfolio to come from our small-company holdings, we are reducing our commitment in the sector because we expect a softer economy next year. Moreover, as European investors think more on a continental basis, markets may favor more familiar and liquid stocks.

Baan, a Dutch enterprise resources software and services company, made strong contributions to our return in previous periods.
However,
the company's growth weakened, its stock fell sharply, and we sold our holding.

Five Largest
Holdings.
3.0%   Compass Group PLC
         Food Products & Services
3.0%   Nokia Corp.
         TelecommunicationEquipment
3.0%   Vodafone Group PLC
         Telecommunications
         Services
2.8%   Hennes & Mauritz AB
         Retail
2.6%   Banco Central
         Hispanoamericano
         Banking

Expressed as a percentage of net assetsas of 10/31/98.

Looking Ahead.
The Euro -- the unified European currency -- is going to be among the major world currencies. Product prices and company share prices will be more easily compared across borders. Stock portfolio managers in each country will restructure their portfolios to reflect a
Europe-wide perspective. We expect to see higher share turnover and a premium paid for familiarity and liquidity as inexperienced
European portfolio managers begin to broaden their perspectives.
Of course, we have been managing our holdings on a Europe-wide basis all along. We will continue to favor outsourcing, financial, information technology, and telecommunication firms, which maintain their pricing power in a disinflationary age.

Portfolio Managers Steve Auth, William Higgins, and
Jean-Yves Chereau discuss European prospects.

Fear And Opportunity?

Q. It comes as a shock to see a negative European return after the euphoria earlier in the year. What happened?

Steve Auth: Many financial institutions, particularly German and
Swiss banks, held Russian debt and even more had lent to companies that were investing in Russia. The reporting requirements in Europe are not as strict as in the U.S., so the full extent of these exposures was something of a mystery. When Russia defaulted on debt, investors reacted as if worst-case scenarios would be realized. Exposure to Latin America was another factor because emerging market economies also were in question. In many cases, stock prices came down to levels that might have been appropriate if we were heading into a global recession. But we're not. Since October -- especially after the wave of interest rate reductions in the U.S. and Europe -- it has become clearer that our economies are going to continue to grow, although the rate of growth will slow and projections of corporate earnings are likely to come down.

Q. What impact is introduction of the Euro in the new year likely to have?

Bill Higgins: I think the overall impact will be positive.
Both
industry and the financial markets will become more efficient, to the benefit of the European consumer. However, the Euro is likely to increase competition among manufacturers and retailers. Companies that formerly were happy to dominate a national market now will either reach out across Europe or find others reaching into their territory. The single currency makes cross-border transactions easier and also makes pricing differences transparent. Prices for similar items had been quite different across Europe. We expect that to change with the single currency. Competition may foster convergence on labor and taxation standards.

Q. With all the Euro-inspired gains we've had, is most of the good news already in European stock prices?

Jean-Yves Chereau: We don't think so. Since the summer correction,
European prices have stayed much below their former highs, which is not true for United States' stocks. We think European earnings growth is likely to remain strong in the years ahead. Companies here still have a lot more restructuring to do to improve their efficiency, and their economies are just beginning to feel the positive impact of the financial and policy reforms that were required as part of the introduction of the
Euro. So our outlook for the longer term remains bullish.

President's Letter                           December 18,
1998
(PHOTO)

Dear Shareholder:

As 1998 draws to a close, the news from the financial markets is decidedly mixed. After a series of sharp sell-offs in late summer, some stock prices began to rebound in early fall, helped by three interest rate cuts by the Federal Reserve.

There was other good news. U.S. Treasuries and Western
European
bonds appreciated during the year as investors fled troubled
Asian markets and other emerging markets. The U.S. economy remained strong with steady growth and low inflation.

The periods of uncertainty we experienced in 1998 illustrate why it is important to manage your expectations and diversify your portfolio.

Keep A Good Perspective.

Experienced mutual fund investors understand that financial markets will always rise and fall -- that's what markets do. Although past performance may not be indicative of future results, stocks and bonds have, over time, consistently produced attractive returns that have kept ahead of inflation. In fact, investors who remained focused on the long term and did not sell during summer's volatility were rewarded. Stock prices, as measured by the Standard & Poor's 500 Index, recovered strongly in November regaining lost ground and even setting a new record high.

Diversify. Diversify. Diversify.

Because asset classes seldom move in lockstep, owning a mix of stock, bond, and money market mutual funds can help lessen the effects of a market downturn over time. In fact, a well-diversified portfolio may retain or perhaps even gain value during times of uncertainty.

We're Here To Help.

How diversified is your portfolio? Your Prudential professional will be glad to review your current allocations. He or she will recommend adjustments based upon your goals, market conditions, risk tolerance, and potential investment opportunities.

Thank you for your confidence in Prudential mutual funds.
We'll
continue to do our part in keeping you informed.

Sincerely,

Brian M. Storms
President

Portfolio of Investments as of
October 31, 1998
(Unaudited)                          PRUDENTIAL EUROPE
GROWTH FUND, INC.
------------------------------------------------------------

Shares       Description                    Value (Note 1)
    --------------------------------------------------------
----
LONG-TERM INVESTMENTS--90.1%
COMMON STOCKS--87.8%
    --------------------------------------------------------
----
Belgium--3.2%
   8,963     Barco Industries NV
                (Electrical & electronics)         $
2,393,186
  85,000     KBC Bancassurance Holding NV
                (Banking)
5,941,718
                                                   ---------
---

8,334,904
------------------------------------------------------------
Denmark--0.2%
  17,227     GN Store Nord
                (Telecommunication equipment)
569,821
------------------------------------------------------------
Federal Republic of Germany--5.2%
  27,562     Deutsche Pfandbrief &
                Hypothekenbank
                AG (Banking)
2,183,030
  12,290     Kamps AG(a)
                (Food products & services)
558,788
   1,165     MobilCom AG
                (Telecommunication services)
339,579
  14,250     SAP AG
                (Computer products & services)
5,987,938
  43,655     Volkswagen AG
                (Automobiles & auto parts)
3,286,101
  43,759     Winkler & Duennebier AG(a)
                (Machinery & engineering)
1,389,007
                                                   ---------
---

13,744,443
------------------------------------------------------------
Finland--3.0%
  86,800     Nokia Corp.
                (Telecommunication equipment)
7,919,946
------------------------------------------------------------
France--11.4%
   4,147     Carrefour SA (Retail)
2,756,694
  63,147     Dollfus-Mieg & Cie SA(a)
                (Textiles & apparel
                manufacturing)
830,881
   5,628     Havas Advertising SA (Media)
957,612
  20,121     Legrand SA (Electrical &
                electronics)
5,135,425
  36,116     Rexel SA (Electrical & electronics)
3,319,964
  29,685     Sidel SA (Machinery & engineering)    $
2,193,736
  99,080     Societe Generale d'Entreprises SA
                (Construction)
4,768,270
  14,467     Sodexho Alliance SA
                (Food products & services)
2,813,607
  19,900     Total SA (Oil production &
                services)
2,299,189
  57,100     Valeo SA (Automobiles & auto parts)
4,950,451
                                                   ---------
---

30,025,829
------------------------------------------------------------
Ireland--1.1%
 341,662     Anglo Irish Bank Corp. PLC
                (Banking)
827,683
  30,624     Bank of Ireland (Banking)
566,772
  40,119     CRH PLC (Building products)
588,568
 146,147     DCC PLC (Diversified operations)
912,598
  41,382     Fyffes PLC (Food products &
                services)
73,474
                                                   ---------
---

2,969,095
------------------------------------------------------------
Italy--7.9%
 530,338     Autogrill SpA (Restaurants)
4,045,087
 963,000     Istituto Nazionale delle
                Assicurazioni (Insurance)
2,657,325
 936,605     Olivetti SpA (Office furnishings)
2,292,554
 987,386     Telecom Italia Mobile SpA
                (Telecommunication services)
5,741,910
1,126,961    Unicredito Italiano SpA (Banking)
6,061,110
                                                   ---------
---

20,797,986
------------------------------------------------------------
Netherlands--5.8%
  39,650     Benckiser NV
                (Household products)
2,250,998
  40,157     DOCdata NV(a) (Manufacturing)
678,122
  32,548     Getronics NV
                (Computer products & services)
1,352,265
  54,458     Hagemeyer NV
                (Wholesale & international
                trading)
1,716,623
  83,027     Heineken NV (Beverages)
4,428,721
  12,737     Koninklijke Frans Maas Groep NV
                (Transportation services)
415,151

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

Portfolio of Investments as of
October 31, 1998
(Unaudited)                           PRUDENTIAL EUROPE
GROWTH FUND, INC.
------------------------------------------------------------
--------------------

Shares       Description                    Value (Note 1)
    --------------------------------------------------------
---
Netherlands (cont'd.)
  25,392     Nutreco Holdings NV
                (Food products & services)         $
864,384
   6,606     Prolion Holdings NV(a)
                (Machinery & engineering)
623,286
  41,600     Royal Dutch Petroleum Co.
                (Oil production & services)
2,011,573
  46,982     Royal Volker Wessels Stevin NV
                (Construction)
931,899
                                                   ---------
---

15,273,022
------------------------------------------------------------
Norway--2.0%
 168,705     Agresso Group ASA(a)
                (Computer products & services)
619,510
  84,178     ASK ASA(a)
                (Computer products & services)
520,915
  50,405     Tandberg Television ASA(a)
                (Telecommunication equipment)
466,165
 126,975     Tomra System ASA
                (Waste management)
3,574,749
                                                   ---------
---

5,181,339
------------------------------------------------------------
Spain--7.7%
  18,220     Azucarera Ebro Agricolas, SA(a)
                (Food products & services)
398,452
 618,588     Banco Central Hispanoamericano
                (Banking)
6,840,911
  19,757     Centros Comerciales Continente, SA
                (Retail)
590,136
 134,181     Telefonica de Espana SA
                (Telecommunication services)
6,069,183
 703,533     Tele Pizza SA(a) (Restaurants)
5,753,927
  35,799     Union Electrica Fenosa SA
                (Electrical & electronics)
581,754
                                                   ---------
---

20,234,363
------------------------------------------------------------
Sweden--4.2%
 112,800     Astra AB (Healthcare)
1,776,618
  53,361     Enator AB
                (Computer products & services)
1,289,824
 104,200     Hennes & Mauritz AB (Retail)
7,368,502
  14,876     NetCom AB(a)
                (Telecommunication services)       $
560,406
                                                   ---------
---

10,995,350
------------------------------------------------------------
Switzerland--7.7%
   1,583     Ares-Serono Group (Medical
                products)
2,385,102
   1,423     Julius Baer Holding AG (Banking)
4,370,199
   2,000     Kardex AG (Electrical &
                electronics)
532,820
   9,055     Mikron Holding AG
                (Machinery & engineering)
1,889,669
   1,332     Nestle SA (Food products &
                services)
2,838,866
     369     Phonak Holding AG (Medical
                products)
409,606
   2,244     PubliGroupe SA (Media)
597,824
     290     Roche Holding AG (Medical products)
3,390,809
     417     Sarna Kunststoff Holding AG
                (Building products)
583,238
   3,002     Valora Holding AG (Restaurants)
809,760
   4,344     Zurich Versicherungs-Gesellschaft
                AG
                (Insurance)
2,645,684
                                                   ---------
---

20,453,577
------------------------------------------------------------
United Kingdom--28.2%
 190,000     Allied Irish Banks PLC (Banking)
2,728,955
  90,428     Arriva PLC (Diversified operations)
555,552
 232,643     Baird, (William) PLC
                (Textiles & apparel
                manufacturing)
467,333
 296,251     Bank of Ireland (Banking)
5,417,972
 204,630     Barclays PLC (Banking)
4,370,946
 151,234     British-Borneo Oil & Gas PLC
                (Oil production & services)
568,357
 425,608     British Sky Broadcasting Group PLC
                (Media)
3,469,718
  17,683     Bodycote International PLC
                (Manufacturing)
253,091
 129,471     Cadcentre Group PLC
                (Computer products & services)
509,326
 152,391     Capita Group PLC
                (Computer products & services)
1,533,166
 792,800     Compass Group PLC
                (Food products & services)
7,962,883
 163,904     Datrontech Group PLC
                (Electronic components &
                instruments)
76,825

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

Portfolio of Investments as of
October 31, 1998
(Unaudited)                               PRUDENTIAL EUROPE
GROWTH FUND, INC.
------------------------------------------------------------
--------------------

Shares       Description                    Value (Note 1)
    --------------------------------------------------------
---
United Kingdom (cont'd.)
 263,478     Dixons Group PLC (Retail)             $
2,813,977
 607,274     Electrocomponents PLC
                (Electronic components &
                instruments)
4,005,312
 187,659     Finelist Group PLC
                (Automobiles & auto parts)
376,969
 385,683     GKN PLC (Automobiles & auto parts)
4,646,404
 111,806     Games Workshop Group PLC (Retail)
1,029,398
  22,861     Geest PLC (Food products &
                services)
179,866
 351,800     Hays PLC (Business & public
                services)
5,164,062
 184,695     Headlam Group PLC
                (Wholesale & international
                trading)
587,441
 112,519     Jarvis PLC (Construction)
1,186,648
  93,565     Johnson Matthey PLC
                (Electronic components &
                instruments)
527,836
 167,917     Low & Bonar PLC (Manufacturing)
584,673
 153,172     Matalan PLC(a) (Retail)
717,948
 389,000     Mayflower Corp. (The) PLC
                (Automobiles & auto parts)
856,310
 391,300     Misys PLC
                (Computer products & services)
2,757,702
 292,805     Mowlem, (John) & Company PLC
                (Construction)
448,492
 102,735     Securicor PLC
                (Business & public services)
756,705
 571,200     Siebe PLC (Machinery & engineering)
2,342,662
 293,327     Skillsgroup PLC
                (Computer products & services)
964,873
 626,282     SkyePharma PLC(a) (Medical
                products)
608,070
 232,100     SmithKline Beecham PLC
                (Medical products)
2,882,933
 584,200     Vodafone Group PLC
                (Telecommunication services)
7,813,827
 207,396     Westminster Health Care Holdings
                PLC (Healthcare)
899,198
 314,916     Whitbread PLC (Beverages)
4,254,257
  55,834     WWP Group PLC (Media)
275,725
                                                   ---------
---

74,595,412
United States--0.2%
  32,341     Saville System PLC (ADR)(a)
                (Computer products & services)     $
545,754
                                                   ---------
---
             Total commom stocks
                (cost $166,415,497)
231,640,841
                                                   ---------
---
PREFERRED STOCKS--2.3%
------------------------------------------------------------
Federal Republic of Germany--2.3%
  13,025     Fielmann AG (Retail)
586,694
     665     Hugo Boss AG
                (Textiles & apparel
                manufacturing)
1,037,335
   1,025     Porsche AG (Automobiles & auto
                parts)
1,815,804
   3,627     Wella AG (Cosmetrics & toiletries)
2,609,589
                                                   ---------
---
             Total preferred stocks
                (cost $6,409,423)
6,049,422
                                                   ---------
---
             Total long-term investments
                (cost $172,824,920)
237,690,263
                                                   ---------
---
Principal
Amount
(000)
SHORT-TERM INVESTMENTS--4.5%
------------------------------------------------------------
Repurchase Agreement--4.5%
 $11,999     Bear Stearns & Co. Inc.,
                5.38%, dated 10/30/98, due
                11/2/98 in the amount of
                $12,004,380 (cost $11,999,000;
                the value of the collateral
                including accrued interest
                $12,213,822)
11,999,000
                                                   ---------
---
------------------------------------------------------------
Total Investments--94.6%
             (cost $184,823,920; Note 4)
249,689,263
             Other assets in excess of
                liabilities--5.4%
14,247,851
                                                   ---------
---
             Net Assets--100%
$263,937,114
                                                   ---------
---
                                                   ---------
---

---------------
(a) Non-income producing security.
ADR--American Depository Receipt.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

Portfolio of Investments as of
October 31, 1998
(Unaudited)                           PRUDENTIAL EUROPE
GROWTH FUND, INC.
------------------------------------------------------------
--------------------
The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 1998 was as follows:

Banking...............................................
14.9%
Telecommunication Services............................
7.8
Automobiles & Auto Parts..............................
6.0
Retail................................................
6.0
Food Products & Services..............................
5.9
Computer Products & Services..........................
5.5
Electrical & Electronics..............................
4.5
Restaurants...........................................
4.0
Medical Products......................................
3.7
Telecommunication Equipment...........................
3.4
Beverages.............................................
3.3
Machinery & Engineering...............................
3.2
Construction..........................................
2.8
Business & Public Services............................
2.8
Insurance.............................................
2.0
Media.................................................
2.0
Oil Production & Services.............................
1.8
Electronic Components & Instruments...................
1.7
Waste Management......................................
1.4
Cosmetics & Toiletries................................
1.0
Healthcare............................................
1.0
Miscellaneous.........................................
5.4
Other assets in excess of liabilities
  (including Joint Repurchase Agreement)..............
9.9
                                                        ----
-

100.0%
                                                        ----
-
                                                        ----
-
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

Statement of Assets and Liabilities
(Unaudited)                           PRUDENTIAL EUROPE
GROWTH FUND, INC.
------------------------------------------------------------
--------------------

Assets
October 31, 1998
Investments, at value (cost
$184,823,920)...............................................
 ..................        $249,689,263
Foreign currency, at value (cost
$14,706,313)................................................
 .............          14,863,971
Receivable for foreign currency
sold........................................................
 ..............           1,981,413
Receivable for Fund shares
sold........................................................
 ...................             456,454
Dividends and interest
receivable..................................................
 .......................             365,150
Other
assets......................................................
 ........................................                  87

----------------
   Total
assets......................................................
 .....................................         267,356,338

----------------
Liabilities
Bank
overdraft...................................................
 .........................................
422,885
Payable for foreign currency
purchased...................................................
 .................           1,262,315
Forward currency contracts-amounts payable from
counterparties............................................
915,067
Payable for Fund shares
reacquired..................................................
 ......................             413,029
Distribution fee
payable.....................................................
 .............................             163,398
Management fee
payable.....................................................
 ...............................             154,901
Accrued
expenses....................................................
 ......................................              87,629

----------------
   Total
liabilities.................................................
 .....................................           3,419,224

----------------
Net
Assets......................................................
 ..........................................
$263,937,114

----------------

----------------
Net assets were comprised of:
   Common stock, at
par.........................................................
 ..........................        $     14,567
   Paid-in capital in excess of
par.........................................................
 ..............         175,984,537

----------------

175,999,104
   Accumulated net investment
loss........................................................
 ................          (2,073,749)
   Accumulated net realized gain on investments and foreign
currency transactions.........................
25,886,845
   Net unrealized appreciation on investments and foreign
currencies......................................
64,124,914

----------------
Net Assets, October 31,
1998........................................................
 ......................        $263,937,114

----------------

----------------
Class A:
   Net asset value and redemption price per share
      ($62,760,652 / 3,389,030 shares of common stock issued
and outstanding).............................
$18.52
   Maximum sales charge (5% of offering
price)......................................................
 ......                 .97

----------------
   Maximum offering price to
public......................................................
 .................               $19.49

----------------

----------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($180,090,272 / 10,020,009 shares of common stock
issued and outstanding)...........................
$17.97

----------------

----------------
Class C:
   Net asset value, offering price and redemption price per
share
      ($12,676,541 / 704,660 shares of common stock issued
and outstanding)...............................
$17.99

----------------

----------------
Class Z:
   Net asset value, offering price and redemption price per
share
      ($8,409,649 / 452,834 shares of common stock issued
and outstanding)................................
$18.57

----------------

----------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     8

PRUDENTIAL EUROPE GROWTH FUND, INC.
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                 Six Months
                                                   Ended
Net Investment Loss                           October 31,
1998
Income
   Dividends (net of foreign withholding
      taxes of $256,229)...................     $  2,027,861
   Interest................................          380,926
                                              --------------
--
      Total income.........................        2,408,787
                                              --------------
--
Expenses
   Management fee..........................        1,013,930
   Distribution fee--Class A...............           79,070
   Distribution fee--Class B...............          939,660
   Distribution fee--Class C...............           61,682
   Transfer agent's fees and expenses......          161,000
   Custodian's fees and expenses...........          156,000
   Reports to shareholders.................           50,000
   Registration fees.......................           24,000
   Audit fees and expenses.................           18,000
   Directors' fees and expenses............           14,000
   Legal fees and expenses.................            8,000
   Miscellaneous...........................            2,097
                                              --------------
--
      Total operating expenses.............        2,527,439
                                              --------------
--
Net investment loss........................
(118,652)
                                              --------------
--
Realized and Unrealized Gain (Loss) on
Investment and Foreign Currency
Transactions
Net realized gain on:
   Investment transactions.................        3,224,293
   Foreign currency transactions...........          181,787
                                              --------------
--
                                                   3,406,080
                                              --------------
--
Net change in unrealized depreciation of:
   Investment transactions.................
(24,955,988)
   Foreign currency transactions...........
(741,060)
                                              --------------
--

(25,697,048)
                                              --------------
--
Net loss on investments and foreign
   currencies..............................
(22,290,968)
                                              --------------
--
Net Decrease in Net Assets
Resulting from Operations..................
$(22,409,620)
                                              --------------
--
                                              --------------
--

PRUDENTIAL EUROPE GROWTH FUND, INC.
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                   Six Months
                                      Ended         Year
Ended
Increase                           October 31,       April
30,
in Net Assets                         1998             1998
Operations
   Net investment loss..........  $    (118,652)   $
(1,014,148)
   Net realized gain on
      investment and foreign
      currency transactions.....      3,406,080
35,982,401
   Net change in unrealized
      appreciation/depreciation
      of investments and foreign
      currencies................    (25,697,048)
43,664,075
                                  -------------    ---------
----
   Net increase/decrease in net
      assets resulting from
      operations................    (22,409,620)
78,632,328
                                  -------------    ---------
----
   Dividends and distributions (Note 1):
   Dividends in excess of net
      investment income
      Class A...................             --
(321,821)
      Class B...................             --
(81,896)
      Class C...................             --
(4,853)
      Class Z...................             --
(139,871)
                                  -------------    ---------
----
                                             --
(548,441)
                                  -------------    ---------
----
   Distributions from net
      realized gains
      Class A...................             --
(4,137,694)
      Class B...................             --
(14,741,276)
      Class C...................             --
(873,579)
      Class Z...................             --
(1,346,354)
                                  -------------    ---------
----
                                             --
(21,098,903)
                                  -------------    ---------
----
Fund share transactions (net of
   share conversions) (Note 5):
   Net proceeds from shares
      sold......................    158,851,871
432,031,984
   Net asset value of shares
      issued in reinvestment of
      distributions.............             --
20,131,598
   Cost of shares reacquired....   (118,081,464)
(461,615,189)
                                  -------------    ---------
----
   Net increase/decrease in net
      assets from Fund share
      transactions..............     40,770,407
(9,451,607)
                                  -------------    ---------
----
Total increase..................     18,360,787
47,533,377
Net Assets
Beginning of period.............    245,576,327
198,042,950
                                  -------------    ---------
----
End of period...................  $ 263,937,114    $
245,576,327
                                  -------------    ---------
----
                                  -------------    ---------
----

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     9

Notes to Financial Statements (Unaudited)    PRUDENTIAL
EUROPE GROWTH FUND, INC.
------------------------------------------------------------
--------------------
Prudential Europe Growth Fund, Inc. (the 'Fund') is registered under the
Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term capital growth by investing primarily in equity securities of companies domiciled in
Europe. The Fund was incorporated in Maryland on March 18, 1994 and commenced investment operations on July 13, 1994.

------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund in the preparation of its financial statements. Securities Valuation: Securities traded on an exchange (whether domestic or foreign) are valued at the last reported sales price on the
primary exchange on
which they are traded. Securities traded in the over-the-
counter market
(including securities listed on exchanges for which a last
sales price is not
available) are valued at the average of the last reported
bid and asked prices.
Securities for which market quotations are not readily
available are valued at
fair value as determined in good faith by or under the
direction of the Board of
Directors of the Fund.
Short-term securities which mature in more than 60 days are
valued based upon
current market quotations. Short-term securities which
mature in 60 days or less
are valued at amortized cost.
In connection with transactions in repurchase agreements
with U.S. financial
institutions, it is the Fund's policy that its custodian or
designated
subcustodians, as the case may be under triparty repurchase
agreements, take
possession of the underlying collateral securities, the
value of which exceeds
the principal amount of the repurchase transaction including accrued interest.
If the seller defaults and the value of the collateral
declines or if bankruptcy
proceedings are commenced with respect to the seller of the
security,
realization of the collateral by the Fund may be delayed or
limited.
Foreign Currency Translation: The books and records of the
Fund are maintained
in U.S. dollars. Foreign currency amounts are translated
into U.S. dollars on
the following basis:
(i) market value of investment securities, other assets and
liabilities--at the
closing daily rate of exchange as reported by a major bank;
(ii) purchases and sales of investment securities, income
and expenses--at the
rate of exchange prevailing on the respective dates of such
transactions.
Although the net assets of the Fund are presented at the
foreign exchange rates
and market values at the close of the period, the Fund does
not isolate that
portion of the results of operations arising as a result of
changes in the
foreign exchange rates from the fluctuations arising from
changes in the market
prices of securities held at period end. Similarly, the Fund does not isolate
the effect of changes in foreign exchange rates from the
fluctuations arising
from changes in the market prices of portfolio securities
sold during the
period. Accordingly, such realized foreign currency gains
(losses) related to
portfolio securities are included in the net realized gains
on investment
transactions.
Net realized gain on foreign currency transactions of
$181,787 represents net
foreign exchange gains or losses from the sale of foreign
currencies, currency
gains or losses realized between the trade and settlement
dates on security
transactions, and the difference between the amounts of
dividends and foreign
taxes recorded on the Fund's books and the U.S. dollar
equivalent amounts
actually received or paid. Net currency gains and losses
from valuing foreign
currency denominated assets and liabilities (other than
investments) at period
end exchange rates are reflected as a component of net
unrealized appreciation
on investments and foreign currencies.
Foreign security and currency transactions may involve
certain considerations
and risks not typically associated with those of domestic
origin as a result of,
among other factors, the possibility of political and
economic instability and
the level of governmental supervision and regulation of
foreign securities
markets.
Securities Transactions and Investment Income: Securities
transactions are
recorded on the trade date. Realized gains and losses from
investment and
currency transactions are calculated on the identified cost
basis. Dividend
income is recorded on the ex-dividend date, and interest
income is recorded on
an accrual basis. Expenses are recorded on the accrual basis which may require
the use of certain estimates by management.
Net investment income (other than distribution fees) and
unrealized and realized
gains or losses are allocated daily to each class of shares
of the Fund based
upon the relative proportion of net assets of each class at
the beginning of the
day.
Dividends and Distributions: The Fund expects to pay
dividends of net investment
income and distributions of net realized capital and
currency gains, if any,
annually. Dividends and distributions are recorded on the ex-
dividend date.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles. These differences are primarily due to differing treatments for
foreign currency transactions.
------------------------------------------------------------
--------------------
                                       10

Notes to Financial Statements (Unaudited)    PRUDENTIAL
EUROPE GROWTH FUND, INC.
------------------------------------------------------------
--------------------
Federal Income Taxes: It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.
Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.
Reclassification of Capital Accounts: The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of
Certified Public Accountants, Statement of Position 93-2:
Determination,
Disclosure, and Financial Statement Presentation of Income,
Capital Gain and
Return of Capital Distributions by Investment Companies. The effect of applying this statement was to increase undistributed net investment income and decrease accumulated net realized gain on investments and foreign currency transactions by $181,787 for the six months ended October 31, 1998 due to realized and recognized currency gains during the period. Net investment income, net realized gains and net assets were not affected by this change.

------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential
Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential
Investment Corporation ('PIC'); PIC, through an agreement with PRICOA Asset
Management Ltd. ('PRICOA'), furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the cost of the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.
The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .75 of 1% of the average daily net assets of the Fund.
The Fund had a distribution agreement with Prudential
Securities Incorporated
('PSI'), which acted as the distributor of the Class A, B, C and Class Z shares of the Fund through May 31, 1998. Prudential Investment Management Services LLC
('PIMS') became the distributor of the Fund effective June
1, 1998 and is
serving the Fund under the same terms and conditions as under the arrangement with PSI. The Fund compensated PSI and PIMS for distributing and servicing the
Fund's Class A, Class B and Class C shares, pursuant to plans of distribution
(the 'Class A, B and C Plans'), regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.
Pursuant to the Class A, B and C Plans, the Fund compensates PSI and PIMS for distribution-related activities at an annual rate of up to
 .30 of 1%, 1% and 1%,
of the average daily net assets of the Class A, B and C shares, respectively.
Such expenses under the Plans were .25 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively, for the six months ended
October 31, 1998.
PSI and PIMS have advised the Fund that they received approximately $226,100 in front-end sales charges resulting from sales of Class A shares during the six months ended October 31, 1998. From these fees, PSI paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.
PSI and PIMS have advised the Fund that for the six months ended October 31,
1998, they received approximately $121,200 and $2,800 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.
PIFM, PIC, PIMS and PSI are indirect, wholly owned subsidiaries of The
Prudential Insurance Company of America.
The Fund, along with other affiliated registered investment companies (the
'Funds'), has a credit agreement (the 'Agreement') with an unaffiliated lender.
The maximum commitment under the Agreement is $200,000,000. Interest on any such borrowings outstanding will be at market rates. The purpose of the Agreement is to serve as an alternative source of funding for capital share redemptions. The
Fund has not borrowed any amounts pursuant to the Agreement as of October 31,
1998. The Funds pay a commitment fee at an annual rate of
 .055 of 1% on the
unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The Agreement expired on December
30, 1997 and has been extended through December 29, 1998 under the same terms.

------------------------------------------------------------
Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the six months
ended October 31,
1998, the Fund incurred fees of approximately $159,200 for
the services of PMFS.
As of October 31, 1998, approximately $28,200 of such fees
were due to PMFS.
Transfer agent's fees and expenses in the Statement of
Operations include
certain out-of-pocket expenses paid to nonaffiliates.
------------------------------------------------------------
--------------------

Notes to Financial Statements (Unaudited)    PRUDENTIAL
EUROPE GROWTH FUND, INC.
------------------------------------------------------------
--------------------
Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the six months ended October 31, 1998 were $92,608,273 and $67,571,934, respectively.
The cost basis of investments for federal income tax purposes at October 31,
1998 was $184,913,243 and, accordingly, net unrealized appreciation for federal income tax purposes was $64,776,020 (gross unrealized appreciation--$75,379,026;
gross unrealized depreciation--$10,603,006).
At October 31, 1998, the Fund had outstanding forward currency contracts, to sell foreign currencies, as follows:

                                    Value at
Foreign Currency                 Settlement Date
Current
 Sale Contracts                    Receivable
Value        Depreciation
-----------------------------    ---------------     -------
----     -------------
German Deutschemarks,
 expiring 12/3/98 - 2/19/99..      $39,500,000
$40,415,067      $  (915,067)

-------------

-------------

------------------------------------------------------------
Note 5. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Prior to Novmber 2, 1998, Class C shares were sold with a contingent deferred sales charge of 1% during the first year.
Effective November 2, 1998, Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Effective April 15, 1996 the Fund commenced offering
Class Z shares. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to the participants of employee benefit plans qualified under Section 401, 457 and 403(b)(7) of the Internal Revenue
Code, and nonqualified plans for which the Fund is an available option. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. There are 2 billion shares of $.001 par value common stock authorized and divided into four classes, designated Class A, Class B, Class C and Class Z Shares, each consisting of 500 million authorized shares.
Transactions in shares of common shares were as follows:

Class A                                Shares         Amount
-----------------------------------  -----------   ---------
----
Six months ended October 31, 1998:
Shares sold........................    3,533,714   $
68,497,210
Shares issued in reinvestment of
  dividends and distributions......           --
--
Shares reacquired..................   (3,021,975)
(57,942,948)
                                     -----------   ---------
----
Net increase in shares outstanding
  before conversion................      511,739
10,554,262
Shares issued upon conversion from
  Class B..........................       89,442
1,744,336
                                     -----------   ---------
----
Net increase in shares
  outstanding......................      601,181   $
12,298,598
                                     -----------   ---------
----
                                     -----------   ---------
----
Year ended April 30, 1998:
Shares sold........................   14,645,188   $
246,604,700
Shares issued in reinvestment of
  dividends and distributions......      265,957
4,114,350
Shares reacquired..................  (14,809,778)
(249,777,100)
                                     -----------   ---------
----
Net increase in shares outstanding
  before conversion................      101,367
941,950
Shares issued upon conversion from
  Class B..........................      176,364
3,035,236
                                     -----------   ---------
----
Net increase in shares
  outstanding......................      277,731   $
3,977,186
                                     -----------   ---------
----
                                     -----------   ---------
----
Class B
-----------------------------------
Six months ended October 31, 1998:
Shares sold........................    2,961,124   $
57,339,292
Shares issued in reinvestment of
  dividends and distributions......           --
--
Shares reacquired..................   (1,937,540)
(35,809,224)
                                     -----------   ---------
----
Net increase in shares outstanding
  before conversion................    1,023,584
21,530,068
Shares issued upon conversion from
  Class A..........................      (92,121)
(1,744,336)
                                     -----------   ---------
----
Net increase in shares
  outstanding......................      931,463   $
19,785,732
                                     -----------   ---------
----
                                     -----------   ---------
----
Year ended April 30, 1998:
Shares sold........................    6,961,562   $
115,370,566
Shares issued in reinvestment of
  dividends and distributions......      909,680
13,708,874
Shares reacquired..................   (7,814,335)
(128,395,833)
                                     -----------   ---------
----
Net increase in shares outstanding
  before conversion................       56,907
683,607
Shares issued upon conversion from
  Class A..........................     (181,159)
(3,035,236)
                                     -----------   ---------
----
Net decrease in shares
  outstanding......................     (124,252)  $
(2,351,629)
                                     -----------   ---------
----
                                     -----------   ---------
----

------------------------------------------------------------
--------------------
Notes to Financial Statements (Unaudited)    PRUDENTIAL
EUROPE GROWTH FUND, INC.
------------------------------------------------------------
--------------------

Class C                                Shares         Amount
-----------------------------------  -----------   ---------
----
Six months ended October 31, 1998:
Shares sold........................      760,835   $
14,492,730
Shares issued in reinvestment of
  dividends and distributions......           --
--
Shares reacquired..................     (630,034)
(11,945,819)
                                     -----------   ---------
----
Net increase in shares
  outstanding......................      130,801   $
2,546,911
                                     -----------   ---------
----
                                     -----------   ---------
----
Year ended April 30, 1998:
Shares sold........................    3,938,227   $
64,864,170
Shares issued in reinvestment of
  dividends and distributions......       54,970
829,494
Shares reacquired..................   (3,949,010)
(64,988,945)
                                     -----------   ---------
----
Net increase in shares
  outstanding......................       44,187   $
704,719
                                     -----------   ---------
----
                                     -----------   ---------
----
Class Z
-----------------------------------
Six months ended October 31, 1998:
Shares sold........................      931,049   $
18,522,639
Shares issued in reinvestment of
  dividends and distributions......           --
--
Shares reacquired..................     (633,285)
(12,383,473)
                                     -----------   ---------
----
Net increase in shares
  outstanding......................      297,764   $
6,139,166
                                     -----------   ---------
----
                                     -----------   ---------
----
Year ended April 30, 1998:
Shares sold........................      282,034   $
5,192,548
Shares issued in reinvestment of
  dividends and distributions......       95,720
1,478,880
Shares reacquired..................     (992,837)
(18,453,311)
                                     -----------   ---------
----
Net decrease in shares
  outstanding......................     (615,083)  $
(11,781,883)
                                     -----------   ---------
----
                                     -----------   ---------
----

------------------------------------------------------------
Note 6. Dividends
On December 11, 1998 the Board of Directors of the Fund declared the following dividends per share, payable on December 15, 1998 to shareholders of record on
December 14, 1998:

                                              Class B
                                   Class A     and C
Class Z
                                   --------   --------   ---
-----
Ordinary Income..................   $  .24     $  .10     $
 .28
Short-Term Capital Gains.........   $  .15     $  .15     $
 .15
Long-Term Capital Gains..........   $ 1.03     $ 1.03     $
1.03

------------------------------------------------------------
--------------------
                                       13

Financial Highlights (Unaudited)             PRUDENTIAL
EUROPE GROWTH FUND, INC.
------------------------------------------------------------
--------------------

Class A

-----------------------------------------------

Six Months

Ended             Years Ended April 30,

October 31,     -------------------------------

1998(c)       1998(c)      1997       1996(c)

-----------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.........................      $ 19.91       $ 15.46
$ 13.69     $ 11.77

-----------     -------     -------     -------
Income from investment operations
Net investment
income........................................          .04
 .01         .09         .06
Net realized and unrealized gain (loss) on investment and
   foreign currency
transactions.............................        (1.43)
6.38        2.24        1.86

-----------     -------     -------     -------
   Total from investment
operations..........................        (1.39)
6.39        2.33        1.92

-----------     -------     -------     -------
Less Distributions
Distributions in excess of net investment
income.............       --              (.14)      --
--
Distributions paid to shareholders from net realized gains
on
   investment and foreign currency
transactions..............       --             (1.80)
(.56)      --

-----------     -------     -------     -------
   Total
distributions.......................................       -
-             (1.94)       (.56)      --

-----------     -------     -------     -------
Net asset value, end of
period...............................      $ 18.52       $
19.91     $ 15.46     $ 13.69

-----------     -------     -------     -------

-----------     -------     -------     -------
TOTAL
RETURN(d):.............................................
(6.98)%       44.93%      17.20%      16.31%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..............................      $62,761
$55,507     $38,807     $47,789
Average net assets
(000).....................................      $62,740
$42,885     $37,834     $47,183
Ratios to average net assets:
   Expenses, including distribution
fees.....................         1.32%(a)      1.39%
1.36%       1.53%
   Expenses, excluding distribution
fees.....................         1.07%(a)      1.14%
1.11%       1.28%
   Net investment
income.....................................          .44%(a)
 .08%        .57%        .44%
For Class A, B, C and Z shares:
Portfolio turnover
rate......................................           27%
50%         31%         65%

July 13, 1994(b)

Through

April 30,

1995(c)

----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.........................      $  11.40

------
Income from investment operations
Net investment
income........................................           .01
Net realized and unrealized gain (loss) on investment and
   foreign currency
transactions.............................           .36

------
   Total from investment
operations..........................           .37

------
Less Distributions
Distributions in excess of net investment
income.............       --
Distributions paid to shareholders from net realized gains
on
   investment and foreign currency
transactions..............       --

------
   Total
distributions.......................................       -
-

------
Net asset value, end of
period...............................      $  11.77

------

------
TOTAL
RETURN(d):.............................................
3.25%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..............................      $ 41,963
Average net assets
(000).....................................      $ 29,598
Ratios to average net assets:
   Expenses, including distribution
fees.....................          1.84%(a)
   Expenses, excluding distribution
fees.....................          1.59%(a)
   Net investment
income.....................................
 .06%(a)
For Class A, B, C and Z shares:
Portfolio turnover
rate......................................            25%

---------------
(a) Annualized.
(b) Commencement of class operations.
(c) Based on average shares outstanding, by class.
(d) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     14

Financial Highlights (Unaudited)             PRUDENTIAL
EUROPE GROWTH FUND, INC.
------------------------------------------------------------
--------------------

Class B

--------------------------------------------------

Six Months

Ended              Years Ended April 30,

October 31,     ----------------------------------

1998(c)       1998(c)        1997       1996(c)

-----------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.........................     $   19.35      $  15.12
$  13.49     $  11.69

-----------     --------     --------     --------
Income from investment operations
Net investment
loss..........................................
(.03)         (.11)        (.04)        (.04)
Net realized and unrealized gain (loss) on investment and
   foreign currency
transactions.............................         (1.35)
6.15         2.23         1.84

-----------     --------     --------     --------
   Total from investment
operations..........................         (1.38)
6.04         2.19         1.80

-----------     --------     --------     --------
Less Distributions
Distributions in excess of net investment
income.............        --              (.01)       --
--
Distributions paid to shareholders from net realized gains
on
   investment and foreign currency
transactions..............        --             (1.80)
(.56)       --

-----------     --------     --------     --------
   Total
distributions.......................................
--             (1.81)        (.56)       --

-----------     --------     --------     --------
Net asset value, end of
period...............................     $   17.97      $
19.35     $  15.12     $  13.49

-----------     --------     --------     --------

-----------     --------     --------     --------
TOTAL
RETURN(d):.............................................
(7.13)%       43.35%       16.41%       15.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..............................     $ 180,090
$175,857     $139,277     $125,868
Average net assets
(000).....................................     $ 186,400
$147,492     $133,135     $122,255
Ratios to average net assets:
   Expenses, including distribution
fees.....................          2.07%(a)      2.14%
2.11%        2.28%
   Expenses, excluding distribution
fees.....................          1.07%(a)      1.14%
1.11%        1.28%
   Net investment
loss.......................................
(.27)%(a)     (.69)%       (.27)%       (.33)%

July 13, 1994(b)

Through

April 30,

1995(c)

----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.........................      $  11.40

-------
Income from investment operations
Net investment
loss..........................................
(.06)
Net realized and unrealized gain (loss) on investment and
   foreign currency
transactions.............................           .35

-------
   Total from investment
operations..........................           .29

-------
Less Distributions
Distributions in excess of net investment
income.............       --
Distributions paid to shareholders from net realized gains
on
   investment and foreign currency
transactions..............       --

-------
   Total
distributions.......................................       -
-

-------
Net asset value, end of
period...............................      $  11.69

-------

-------
TOTAL
RETURN(d):.............................................
2.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..............................      $106,081
Average net assets
(000).....................................      $ 85,623
Ratios to average net assets:
   Expenses, including distribution
fees.....................          2.59%(a)
   Expenses, excluding distribution
fees.....................          1.59%(a)
   Net investment
loss.......................................
(.71)%(a)

---------------
(a) Annualized.
(b) Commencement of class operations.
(c) Based on average shares outstanding, by class.
(d) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     15

Financial Highlights (Unaudited)             PRUDENTIAL
EUROPE GROWTH FUND, INC.
------------------------------------------------------------
--------------------

Class C

------------------------------------------------------------
-------

Six Months                                         July 13,
1994(b)

Ended            Years Ended April 30,              Through

October 31,     ------------------------------        April
30,

1998(c)       1998(c)      1997      1996(c)         1995(c)

-----------     -------     ------     -------     ---------
-------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.........................      $ 19.38       $ 15.12
13.49     $11.69           $11.40

-----------     -------     ------     -------           ---
--
Income from investment operations
Net investment
loss..........................................         (.03)
(.11)      (.04)      (.04)            (.06)
Net realized and unrealized gain (loss) on investment and
   foreign currency
transactions.............................        (1.36)
6.18       2.23       1.84              .35

-----------     -------     ------     -------           ---
--
   Total from investment
operations..........................        (1.39)
6.07       2.19       1.80              .29

-----------     -------     ------     -------           ---
--
Less Distributions
Distributions in excess of net investment
income.............       --              (.01)      --
--               --
Distributions paid to shareholders from net realized gains
on
   investment and foreign currency
transactions..............       --             (1.80)
(.56)      --               --

-----------     -------     ------     -------           ---
--
   Total
distributions.......................................       -
-             (1.81)      (.56)      --               --

-----------     -------     ------     -------           ---
--
Net asset value, end of
period...............................      $ 17.99       $
19.38     $15.12     $13.49           $11.69

-----------     -------     ------     -------           ---
--

-----------     -------     ------     -------           ---
--
TOTAL
RETURN(d):.............................................
(7.17)%       43.55%     16.41%     15.40 %           2.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..............................      $12,676
$11,122     $8,010     $7,741           $7,260
Average net assets
(000).....................................      $12,236
$ 8,526     $8,002     $7,768           $6,094
Ratios to average net assets:
   Expenses, including distribution
fees.....................         2.07%(a)      2.14%
2.11%      2.28 %           2.59%(a)
   Expenses, excluding distribution
fees.....................         1.07%(a)      1.14%
1.11%      1.28 %           1.59%(a)
   Net investment
loss.......................................
(.32)%(a)     (.66)%     (.25)%     (.30 )%
(.71)%(a)

---------------
(a) Annualized.
(b) Commencement of class operations.
(c) Based on average shares outstanding, by class.
(d) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     16

Financial Highlights (Unaudited)             PRUDENTIAL
EUROPE GROWTH FUND, INC.
------------------------------------------------------------
--------------------

Class Z

---------------------------------------------------------

Six Months       Years Ended April      April 15, 1996(b)

Ended                30,                  Through

October 31,     -------------------         April 30,

1998(c)       1998(c)      1997            1996(c)

-----------     -------     -------     -----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.........................      $ 19.93       $ 15.51
$ 13.68          $ 13.40

-----       -------     -------            -----
Income from investment operations
Net investment
income........................................          .04
 .04         .02              .28
Net realized and unrealized gain (loss) on investment and
   foreign currency
transactions.............................        (1.40)
6.37        2.37             --

-----       -------     -------            -----
   Total from investment
operations..........................        (1.36)
6.41        2.39              .28

-----       -------     -------            -----
Less Distributions
Distributions in excess of net investment
income.............       --              (.19)      --
--
Distributions paid to shareholders from net realized gains
on
   investment and foreign currency
transactions..............       --             (1.80)
(.56)            --

-----       -------     -------            -----
   Total
distributions.......................................       -
-             (1.99)       (.56)            --

-----       -------     -------            -----
Net asset value, end of
period...............................      $ 18.57       $
19.93     $ 15.51          $ 13.68

-----       -------     -------            -----

-----       -------     -------            -----
TOTAL
RETURN(d):.............................................
(6.78)%       44.95%      17.66%            2.09%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..............................      $ 8,410       $
3,090     $11,949          $   204(e)
Average net assets
(000).....................................      $ 6,803
$12,148     $ 7,958          $   203(e)
Ratios to average net assets:
   Expenses, including distribution
fees.....................         1.07%(a)      1.14%
1.11%            1.28%(a)
   Expenses, excluding distribution
fees.....................         1.07%(a)      1.14%
1.11%            1.28%(a)
   Net investment
income.....................................          .39%(a)
 .26%        .22%             .54%(a)

---------------
(a) Annualized.
(b) Commencement of class operations.
(c) Based on average shares outstanding, by class.
(d) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(e) Figures are actual and not rounded to the nearest
thousand.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     17

Getting The Most From Your Prudential Mutual Fund.

Some mutual fund shareholders won't ever read this -- they don't read annual and semi-annual reports. It's quite understandable.
These annual and semi-annual reports are prepared to comply with Federal regulations. They are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.

We think that's a mistake.

At Prudential Mutual Funds, we've made some changes to our report to make it easier to understand and more pleasant to read, in hopes you'll find it profitable to spend a few minutes familiarizing yourself with your investment. Here's what you'll find in the report:

At A Glance
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats.
You'll find it first on the "At A Glance" page where we compare the
Fund and the comparable average calculated by Lipper
Analytical
Services, a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods.
The average annual total return is an annualized representation of the Fund's performance -- it generally smoothes out returns and gives you an idea how much the Fund has earned in an average year, for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. And keep in mind that past performance is not indicative of future results.

Portfolio Manager's Report

The portfolio manager who invests your money for you reports on successful -- and not-so-successful -- strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors and any changes that are on the drawing board.

Portfolio Of Investments

This is where the report begins to look technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information.
Please note that sometimes we discuss a security in the Portfolio Manager's Report that doesn't appear in this listing because it was sold before the close of the reporting period.

Statement Of Assets And Liabilities

The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes) and net assets
(the Fund's equity, or holdings after the Fund pays its debts) as of the end of the reporting period. It also shows how we calculate the net asset value per share for each class of shares.
The net asset value is reduced by payment of your dividend, capital gain, or other distribution, but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily along with the value of every security in the portfolio.

Statement Of Operations

This is the income statement, which details income (mostly interest and dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here -- both realized and unrealized.

Statement Of Changes In Net Assets

This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it -- through dividends and distributions -- and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.

Notes To Financial Statements

This is the kind of technical material that can intimidate readers, but it does contain useful information. The Notes provide a brief history and explanation of your Fund's objectives.
In addition, they also outline how Prudential Mutual Funds prices securities. The Notes also explain who manages and distributes the Fund's shares, and more importantly, how much they are paid for doing so. Finally, the Notes explain how many shares are outstanding and the number issued and redeemed over the period.

Financial Highlights

This information contains many elements from prior pages, but on a per share basis. It is designed to help you understand how the
Fund performed and to compare this year's performance and expenses to those of prior years.

Independent Auditor's Report

Once a year, an outside auditor looks over our books and certifies that the information is fairly presented and complies with generally accepted accounting principles.

Tax Information

This is information which we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax advisor.

Performance Comparison

These charts are included in the annual report and are required by the Securities Exchange Commission. Performance is presented here as a hypothetical $10,000 investment in the Fund since its inception or for 10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad based securities index, as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the fund -- the index is a broadly based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided. Investors generally cannot invest directly in an index.

Getting The Most From Your Prudential Mutual Fund.
When you invest through Prudential Mutual Funds, you receive financial advice through a Prudential Securities financial advisor or Prudential/Pruco Securities registered representative.
Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; But Is This Risk Worth It?

Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate.
And risk can be difficult to gauge --sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction -- there are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With The Joneses.

A financial advisor or registered representative can help you wade through the numerous mutual funds available to find the ones that fit your own individual investment profile and risk tolerance.
While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals, not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance -- not just based on the current investment fad.

Buy Low, Sell High.

Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and remind you that you're investing for the long haul.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Don G. Hoff
Robert E. LaBlanc
Mendel A. Melzer, CFA
Robin B. Smith
Stephen Stoneburn
Brian M. Storms
Nancy H. Teeters

Officers
Brian M. Storms, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Robert C. Rosselot, Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwel
l125 Broad Street
New York, NY 10004

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of October 31, 1998 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

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